Summary Of Significant Accounting Policies (Policy)	12 Months Ended
Dec. 31, 2011
Summary Of Significant Accounting Policies [Abstract]
Organization, Principles Of Consolidation, And Basis Of Presentation

Organization, principles of consolidation, and basis of presentation

     StanCorp, headquartered in Portland, Oregon, is a holding company and conducts business through wholly-owned operating subsidiaries throughout the United States. Through its subsidiaries, StanCorp has the authority to underwrite insurance products in all 50 states. StanCorp operates through two segments: Insurance Services and Asset Management as well as an Other category. See "Note 5—Segments." StanCorp has the following wholly-owned operating subsidiaries: Standard Insurance Company ("Standard"), The Standard Life Insurance Company of New York, Standard Retirement Services, Inc. ("Standard Retirement Services"), StanCorp Equities, Inc. ("StanCorp Equities"), StanCorp Mortgage Investors, LLC ("StanCorp Mortgage Investors"), StanCorp Investment Advisers, Inc. ("StanCorp Investment Advisers"), StanCorp Real Estate, LLC ("StanCorp Real Estate"), Standard Management, Inc. ("Standard Management") and Adaptu, LLC ("Adaptu").

     Standard, the Company's largest subsidiary, underwrites group and individual disability insurance and annuity products, group life and accidental death and dismemberment ("AD&D") insurance, and provides group dental and group vision insurance, absence management services and retirement plan products. Founded in 1906, Standard is domiciled in Oregon, licensed in all states except New York, and licensed in the District of Columbia and the U.S. territories of Guam and the Virgin Islands.

     The Standard Life Insurance Company of New York was organized in 2000 and is licensed to provide group long term and short term disability insurance, group life and AD&D insurance, group dental insurance and individual disability insurance in New York.

     The Standard is a service mark of StanCorp and its subsidiaries and is used as a brand mark and marketing name by Standard and The Standard Life Insurance Company of New York.

     Standard Retirement Services administers and services StanCorp's retirement plans group annuity contracts and trust products. Retirement plan products are offered in all 50 states through Standard or Standard Retirement Services.

     StanCorp Equities is a limited broker-dealer and member of the Financial Industry Regulatory Authority. StanCorp Equities serves as principal underwriter and distributor for group variable annuity contracts issued by Standard and as the broker of record for certain retirement plans using the trust platform. StanCorp Equities carries no customer accounts but provides supervision and oversight for the distribution of group variable annuity contracts and of the sales activities of all registered representatives employed by StanCorp Equities and its affiliates.

     StanCorp Mortgage Investors originates and services fixed-rate commercial mortgage loans for the investment portfolios of the Company's insurance subsidiaries. StanCorp Mortgage Investors also generates additional fee income from the origination and servicing of commercial mortgage loans participated to institutional investors.

     StanCorp Investment Advisers is a Securities and Exchange Commission ("SEC") registered investment adviser providing performance analysis, fund selection support, model portfolios and other investment advisory, financial planning, and investment management services to its retirement plan clients, individual investors and subsidiaries of StanCorp.

     StanCorp Real Estate is a property management company that owns and manages the Hillsboro, Oregon home office properties and other properties held for investment and held for sale. StanCorp Real Estate also manages the Portland, Oregon home office properties.

Standard Management has owned and managed certain real estate properties held for sale. Adaptu provides an online service to help members plan and manage their financial lives.

     Standard holds interests in low-income housing tax credit investments. These interests do not meet the requirements for consolidation under existing accounting standards, and thus the Company's interests in the low-income housing tax credit investments are accounted for under the equity method of accounting. The total investment in these interests was $128.0 million and $57.5 million at December 31, 2011 and 2010 respectively.

     The consolidated financial statements include StanCorp and its subsidiaries. Intercompany balances and transactions have been eliminated on a consolidated basis.

     In 2008, the Company identified opportunities and developed strategies to centralize key functions, streamline its processes and improve efficiencies. In January 2009, the Company adopted a restructuring plan to implement these strategies. The Company incurred $18.6 million of costs during its 2009 operating expense reduction initiatives. In 2011, as part of an ongoing effort to reduce costs and improve capabilities, the Company initiated a project to outsource a significant portion of its information-technology infrastructure function, which resulted in approximately $11 million in project related costs.

Reclassifications

Reclassifications

     Certain investments previously classified as Real estate, net and Policy loans have been reclassified to Other invested assets for all periods presented. Low-income housing tax credit investments that were previously included in the Real estate, net balance were reclassified to Other invested assets. The amounts related to low-income housing tax credit investments that were reclassified were $128.0 million and $57.5 million for 2011 and 2010, respectively. The amounts related to Policy loans that were reclassified to Other invested assets were $2.9 million and $3.3 million for 2011 and 2010, respectively. The reclassifications discussed above had no impact on the Company's financial condition, results of operations or cash flows for any periods presented.

     Effective January 1, 2012, the Company adopted Accounting Standards Update ("ASU") 2010-26, Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts. In accordance with this adoption, the Company has adjusted on a retrospective basis its financial statements and notes thereto for the periods 2009 through 2011 and has recognized a cumulative effect adjustment of $11.0 million as of January 1, 2009.

Use Of Estimates
Use of estimates

     The Company's consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") which require management to make estimates and assumptions that affect reported amounts of assets and liabilities and disclosures of contingent assets and contingent liabilities at the dates of the financial statements and the reported amounts of revenues and expenses during the reporting periods. The estimates most susceptible to material changes due to significant judgment are those used in determining investment valuations, deferred acquisition costs ("DAC"), value of business acquired ("VOBA") and other intangible assets, the reserves for future policy benefits and claims, pension and postretirement benefit plans and the provision for income taxes. The results of these estimates are critical because they affect the Company's profitability and may affect key indicators used to measure the Company's performance. These estimates have a material effect on our results of operations and financial condition.

Investment Valuations Fixed Maturity Securities-Available-For-Sale ("Fixed Maturity Securities")

Investment Valuations

Fixed Maturity Securities—Available-for-sale ("Fixed Maturity Securities")

     Fixed maturity security capital gains and losses are recognized using the specific identification method. If a debt security's fair value declines below its amortized cost, we must assess the security's impairment to determine if the impairment is other than temporary.

     In the Company's quarterly fixed maturity security impairment analysis, management evaluates whether a decline in value of the fixed maturity security is other than temporary by considering the following factors:

  The nature of the fixed maturity security.
  The duration until maturity.
  The duration and extent the fair value has been below amortized cost.
  The financial quality of the issuer.
  Estimates regarding the issuer's ability to make the scheduled payments associated with the fixed maturity security.
  The Company's intent to sell or whether it is more likely than not we will be required to sell a fixed maturity security before recovery of the security's cost basis through the evaluation of facts and circumstances including, but not limited to, decisions to rebalance our portfolio, current cash flow needs and sales of securities to capitalize on favorable pricing.

     If it is determined an other-than-temporary impairment ("OTTI") exists, we separate the OTTI of debt securities into an OTTI related to credit loss and an OTTI related to noncredit loss. The OTTI related to credit loss represents the portion of losses equal to the difference between the present value of expected cash flows, discounted using the pre-impairment yields, and the amortized cost basis. All other changes in value represent the OTTI related to noncredit loss. The OTTI related to credit loss is recognized in earnings in the current period, while the OTTI related to noncredit loss is deemed recoverable and is recognized in other comprehensive income. The cost basis of the fixed maturity security is permanently adjusted to reflect the credit related impairment. Once an impairment charge has been recorded, the Company continues to review the OTTI securities for further potential impairment.

     The Company will continue to evaluate our holdings; however, the Company currently expects the fair values of our investments to recover either prior to their maturity dates or upon maturity. Should the credit quality of the Company's fixed maturity securities significantly decline, there could be a material adverse effect on the Company's business, financial position, results of operations or cash flows.

     In conjunction with determining the extent of credit losses associated with debt securities, the Company utilizes certain information in order to determine the present value of expected cash flows discounted using pre-impairment yields. Some of these input factors include, but are not limited to, original scheduled contractual cash flows, current market spread information, risk-free rates, fundamentals of the industry and sector in which the issuer operates, and general market information.

     Fixed maturity securities are classified as available-for-sale and are carried at fair value on the consolidated balance sheet. See "Note 9—Fair Value" for a detailed explanation of the valuation methods the Company uses to calculate the fair value of the Company's financial instruments. Valuation adjustments for fixed maturity securities not accounted for as OTTI are reported as net increases or decreases to other comprehensive income (loss), net of tax, on the consolidated statements of income and comprehensive income.

Commercial Mortgage Loans

Commercial Mortgage Loans

     Commercial mortgage loans are stated at amortized cost less a loan loss allowance for probable uncollectible amounts. The commercial mortgage loans loss allowance is estimated based on evaluating known and inherent risks in the loan portfolio and consists of a general and a specific loan loss allowance.

Impairment Evaluation

     The Company continuously monitors its commercial mortgage loan portfolio for potential nonperformance by evaluating the portfolio and individual loans. Key factors that are monitored are as follows:

  Loan loss experience.
  Delinquency history.
  Debt coverage ratio.
  Loan to value ratio.
  Refinancing and restructuring history.
  Request for forbearance history.

     If the analysis above indicates a loan might be impaired, it is further analyzed for impairment through the consideration of the following additional factors:

  Delinquency status.
  Foreclosure status.
  Restructuring status.
  Borrower history.

If it is determined a loan is impaired, a specific allowance is usually recorded.

General Loan Loss Allowance

     The general loan loss allowance is based on the Company's analysis of factors including changes in the size and composition of the loan portfolio, debt coverage ratios, loan to value ratios, actual loan loss experience and individual loan analysis.

Specific Loan Loss Allowance

     An impaired commercial mortgage loan is a loan where the Company does not expect to receive contractual principal and interest in accordance with the terms of the loan agreement. A specific allowance for losses is recorded when a loan is considered to be impaired and it is probable that all amounts due will not be collected. The Company also holds specific loan loss allowances on certain performing commercial mortgage loans that it continues to monitor and evaluate. Impaired commercial mortgage loans without specific allowances for losses are those for which the Company has determined that it remains probable that all amounts due will be collected although the timing or nature is, or is likely to be outside the original contractual terms. In addition, for impaired commercial mortgage loans, the Company evaluates the loss to dispose of the underlying collateral, any significant out of pocket expenses the loan may incur and other quantitative information management has concerning the loan. Portions of loans that are deemed uncollectible are written off against the allowance, and recoveries, if any, are credited to the allowance. See "Note 10—Investments—Commercial Mortgage Loans."

Interest Income

     The Company records interest income in net investment income and continues to recognize interest income on delinquent commercial mortgage loans until the loans are more than 90 days delinquent. Interest income and accrued interest receivable are reversed when a loan is put on non-accrual status. For loans that are less than 90 days delinquent, management may reverse interest income and the accrued interest receivable if there is a question on the collectability of the interest. Interest income on loans more than 90 days delinquent is recognized in the period the cash is collected. The Company resumes the recognition of interest income when the loan becomes less than 90 days delinquent and management determines it is probable that the loan will continue to perform.

Real Estate

Real Estate

Real estate is comprised of two components: real estate investments and real estate owned.

     Real estate investment properties are stated at cost less accumulated depreciation. Generally, the Company depreciates this real estate using the straight-line depreciation method with property lives varying from 30 to 40 years. Accumulated depreciation for real estate totaled $10.4 million and $29.4 million at December 31, 2011 and 2010, respectively. The Company records impairments when it is determined that the decline in fair value of an investment below its carrying value is other than temporary. The impairment loss is charged to net capital losses, and the cost basis of the investment is permanently adjusted to reflect the impairment.

     Real estate owned is initially recorded at the lower of cost or estimated net realizable value, which includes an estimate for disposal costs. This amount may be adjusted in a subsequent period as independent appraisals are received. The Company's real estate owned is initially considered an investment held for sale and is expected to be sold within one year from acquisition. For any real estate expected to be sold, an impairment charge is recorded if the Company does not expect the investment to recover its carrying value prior to the expected date of sale. Properties held for sale are continuously reviewed for potential impairment.

     Total real estate was $92.7 million at December 31, 2011, compared to $153.1 million at December 31, 2010. The $60.4 million decrease in total real estate during 2011 was primarily due to the sale and depreciation of real estate investments and the sale and impairment of real estate owned, partially offset by additional real estate owned properties acquired in satisfaction of debt through foreclosure or the acceptance of deeds in lieu of foreclosure.

All Other Investments

All Other Investments

     Other Invested assets include low income housing tax credit investments, derivative financial instruments and policy loans. Valuation adjustments for these investments are recognized using the specific identification method.

     Low income housing tax credit investments are carried at fair value and are accounted for under the equity method of accounting. Valuation adjustments are reported as capital losses.

     Derivative financial instruments are carried at fair value, and valuation adjustments are reported as a component of net investment income. See "Note 11—Derivative Financial Instruments." Policy loans are stated at their aggregate unpaid principal balances and are secured by policy cash values.

     Net investment income and capital gains and losses related to separate account assets and liabilities are included in the separate account assets and liabilities.

Cash And Cash Equivalents

Cash and Cash Equivalents

     Cash and cash equivalents include cash and investments purchased with original maturities of three months or less at the time of acquisition. The carrying amount of cash equivalents approximates the fair value of those instruments.

DAC, VOBA And Other Intangible Assets

DAC, VOBA and Other Intangible Assets

     DAC, VOBA and other acquisition related intangible assets are generally originated through the issuance of new business or the purchase of existing business, either by purchasing blocks of insurance policies from other insurers or by the outright purchase of other companies. The Company's intangible assets are subject to impairment tests on an annual basis or more frequently if circumstances indicate that carrying values may not be recoverable.

     The Company defers certain acquisition costs that vary with and are directly related to the origination of new business and placing that business in force. Certain costs related to obtaining new business and acquiring business through reinsurance agreements have been deferred and will be amortized to accomplish matching against related future premiums or gross profits as appropriate. The Company normally defers certain acquisition-related commissions and incentive payments, certain costs of policy issuance and underwriting, and certain printing costs. Assumptions used in developing DAC and amortization amounts each period include the amount of business in force, expected future persistency, withdrawals, interest rates and profitability. These assumptions are modified to reflect actual experience when appropriate. Additional amortization of DAC is charged to current earnings to the extent it is determined that future premiums or gross profits are not adequate to cover the remaining amounts deferred. Changes in actual persistency are reflected in the calculated DAC balance. Costs that are not directly associated with the acquisition of new business are not deferred as DAC and are charged to expense as incurred. Generally, annual commissions are considered expenses and are not deferred.

     DAC for group and individual disability insurance products and group life insurance products is amortized over the life of related policies in proportion to future premiums. The Company amortizes DAC for group disability and life insurance products over the initial premium rate guarantee period, which averages 2.5 years. DAC for individual disability insurance products is amortized in proportion to future premiums over the life of the contract, averaging 20 to 25 years with approximately 50% and 75% expected to be amortized by years 10 and 15, respectively.

     The Company's individual deferred annuities and group annuity products are classified as investment contracts. DAC related to these products is amortized over the life of related policies in proportion to expected gross profits. For the Company's individual deferred annuities, DAC is generally amortized over 30 years with approximately 55% and 95% expected to be amortized by years 5 and 15, respectively. DAC for group annuity products is amortized over 10 years with approximately 80% expected to be amortized by year five.

     VOBA primarily represents the discounted future profits of business assumed through reinsurance agreements. The Company has established VOBA for a block of individual disability business assumed from Minnesota Life Insurance Company ("Minnesota Life") and a block of group disability and group life business assumed from Teachers Insurance and Annuity Association of America ("TIAA"). VOBA is generally amortized in proportion to future premiums for group and individual disability insurance products and group life products. However, the VOBA related to the TIAA transaction associated with an in force block of group long term disability claims for which no ongoing premium is received is amortized in proportion to expected gross profits. If actual premiums or future profitability are inconsistent with the Company's assumptions, the Company could be required to make adjustments to VOBA and related amortization. For the VOBA associated with the Minnesota Life block of business assumed, the amortization period is up to 30 years and is amortized in proportion to future premiums. The VOBA associated with the TIAA transaction is amortized in proportion to expected gross profits with an amortization period of up to 20 years.

Key assumptions, which will affect the determination of expected gross profits for determining DAC and VOBA balances, are:

  Persistency.

  Interest rates, which affect both investment income and interest credited.

  Stock market performance.

  Capital gains and losses.

  Claim termination rates.

  Amount of business in force.

     These assumptions are modified to reflect actual experience when appropriate. Although a change in a single assumption may have an impact on the calculated amortization of DAC or VOBA for balances associated with investment contracts, it is the relationship of that change to the changes in other key assumptions that determines the ultimate impact on DAC or VOBA amortization. Because actual results and trends related to these assumptions vary from those assumed, we revise these assumptions annually to reflect our current best estimate of expected gross profits. As a result of this process, known as "unlocking," the cumulative balances of DAC and VOBA are adjusted with an offsetting benefit or charge to income to reflect changes in the period of the revision. An unlocking event that results in an after-tax benefit generally occurs as a result of actual experience or future expectations being favorable compared to previous estimates. An unlocking event that results in an after-tax charge generally occurs as a result of actual experience or future expectations being unfavorable compared to previous estimates. As a result of unlocking, the amortization schedule for future periods is also adjusted.

     Significant, unanticipated changes in key assumptions, which affect the determination of expected gross profits, may result in a large unlocking event that could have a material adverse effect on our financial position or results of operations. However, future changes in DAC and VOBA balances due to changes in underlying assumptions are not expected to be material.

     The Company's other intangible assets are subject to amortization and consist of certain customer lists from Asset Management business acquired and an individual disability marketing agreement. Customer lists have a combined estimated weighted-average remaining life of approximately 8.3 years. The marketing agreement accompanied the Minnesota Life transaction and provides access to Minnesota Life agents, some of whom now market Standard's individual disability insurance products. The Minnesota Life marketing agreement will be fully amortized by the end of 2023.

Property And Equipment, Net

Property and Equipment, Net

The following table sets forth the major classifications of the Company's property and equipment and accumulated depreciation:

	December 31,
(In millions)	2011	2010

Home office properties	$133.2	$130.8
Office furniture and equipment	54.2	58.3
Capitalized software	154.4	142.4
Leasehold improvements	12.6	11.7
Property and equipment, gross	354.4	343.2
Less: accumulated depreciation	253.1	231.7
Property and equipment, net	$101.3	$111.5

     Property and equipment are stated at cost less accumulated depreciation. The Company depreciates property and equipment using the straight-line method over the estimated useful lives with a half-year convention. The estimated useful lives are generally 40 years for properties, range from three to ten years for equipment and range from three to five years for capitalized software. Leasehold improvements are depreciated over the lesser of the estimated useful life of the asset or the life of the lease. Depreciation expense for 2011, 2010 and 2009 was $28.0 million, $31.7 million and $31.4 million, respectively. The Company reviews property and equipment for impairment when circumstances or events indicate the carrying amount of the asset may not be recoverable and recognizes a charge to earnings if an asset is impaired.

     Non-affiliated tenants leased 35.3%, 34.3% and 35.7% of the corporate headquarters in Portland, Oregon at December 31, 2011, 2010 and 2009, respectively. Income from the leases is included in net investment income.

Separate Account

Separate Account

     Separate account assets and liabilities represent segregated funds held for the exclusive benefit of contract holders. The activities of the account primarily relate to contract holder-directed 401(k) contracts. Standard charges the separate account with asset management and plan administration fees associated with the contracts. Separate account assets are carried at fair value and separate account liabilities are carried at the amount of the related assets.

Reserves For Future Policy Benefits And Claims

Reserves for Future Policy Benefits and Claims

     Benefits and expenses are matched with recognized premiums to result in recognition of profits over the life of the contracts. The match is accomplished by recording a provision for future policy benefits and unpaid claims and claim adjustment expenses. For most of the Company's product lines, management establishes and carries as a liability actuarially determined reserves that are calculated to meet the Company's obligations for future policy benefits and claims. These reserves do not represent an exact calculation of the Company's future benefit liabilities but are instead estimates based on assumptions and considerations concerning a number of factors, which include:

  The amount of premiums that the Company will receive in the future.
  The rate of return on assets the Company purchases with premiums received.
  Expected number and severity of claims.
  Expenses.
  Persistency, which is the measurement of the percentage of premiums remaining in force from year to year.

     In particular, the Company's group and individual long term disability reserves are sensitive to assumptions and considerations regarding the following factors:

  Claim incidence rates for incurred but not reported claim reserves.
  Claim termination rates.
  Discount rates used to value expected future claim payments.
  Persistency rates.
  The amount of monthly benefit paid to the insured, less reinsurance recoveries and other offsets.
  Expense rates including inflation.
  Historical delay in reporting of claims incurred.

Assumptions may vary by:

  Age, gender and, for individual policies, occupation class of the claimant.
  Year of issue for policy reserves or incurred date for claim reserves.
  Time elapsed since disablement.
  Contract provisions and limitations.

Other Policyholder Funds

Other Policyholder Funds

     Other policyholder funds are liabilities for investment-type contracts and are based on the policy account balances including accumulated interest. Other policyholder funds include amounts related to advanced premiums, premiums on deposit and experience rated liabilities totaling $419.4 million and $418.5 million at December 31, 2011 and 2010, respectively.

Recognition Of Premiums

Recognition of Premiums

     Premiums from group life and group and individual disability contracts are recognized as revenue when due. Investment-type contract fee revenues consist of charges for policy administration and surrender charges assessed during the period. Charges related to services to be performed are deferred until earned. The amounts received in excess of premiums and fees are included in other policyholder funds in the consolidated balance sheets. Experience rated refunds are computed in accordance with the terms of the contracts with certain group policyholders and are accounted for as an adjustment to premiums.

Income Taxes

Income Taxes

     The Company files a U.S. consolidated income tax return that includes all subsidiaries. The Company's U.S. income tax is calculated using regular corporate income tax rates on a tax base determined by laws and regulations administered by the Internal Revenue Service ("IRS"). The Company also files corporate income tax returns in various states. The provision for income taxes includes amounts currently payable and deferred amounts that result from temporary differences between financial reporting and tax bases of assets and liabilities. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply when the temporary differences are expected to reverse.

     GAAP requires management to use a more likely than not standard to evaluate whether, based on available evidence, each deferred tax asset will be realized. A valuation allowance is recorded to reduce a deferred tax asset to the amount expected to be realized.

     Management is required to determine whether tax return positions are more likely than not to be sustained upon audit by taxing authorities. Tax benefits of uncertain tax positions, as determined and measured by this interpretation, cannot be recognized in the Company's financial statements.

     The Company records income tax interest and penalties in the income tax provision according to the Company's accounting policy. See "Note 7—Income Taxes."

Accumulated Other Comprehensive Income

Accumulated Other Comprehensive Income

The following table sets forth the components of accumulated other comprehensive income:

	December 31,
(In millions)	2011	2010

Net unrealized capital gains on fixed maturity securities	$315.2	$217.7
Employee benefit plans	(80.1)	(56.8)
Total accumulated other comprehensive income	$235.1	$160.9

Other Comprehensive Income

Other Comprehensive Income

     Other comprehensive income includes changes in unrealized capital gains and losses on fixed maturity securities, net of the related tax effects, and changes in unrealized prior service costs and credits and net gains and losses associated with the Company's employee benefit plans, net of the related tax effects.

The following table sets forth other comprehensive income:

Years ended December 31,

(In millions)	2011	2010	2009

Unrealized gains on fixed maturity securities:
Net unrealized capital gains on fixed maturity securities	$159.3	$157.2	$326.7

Less: tax effects	55.9	56.7	115.9
Net unrealized capital gains on fixed maturity securities, net of tax	103.4	100.5	210.8
Net reclassifications adjustment for net capital (gains) losses included in
net income	(9.1)	(15.4)	5.5
Less: tax effects	(3.2)	(5.8)	2.0
Net reclassifications adjustment for realized net capital (gains) losses, net of tax	(5.9)	(9.6)	3.5
Total net unrealized gains on fixed maturity securities	97.5	90.9	214.3
Employee benefit plans:
Net prior service (cost) credit and net (losses) gains arising during the period	(40.9)	(7.7)	12.9
Less: tax effects	(14.3)	(2.7)	4.5
Net prior service (cost) credit and net (losses) gains arising during the period,
net of tax	(26.6)	(5.0)	8.4
Net reclassification adjustment for amortization to net periodic pension cost	5.0	5.6	7.6
Less: tax effects	1.7	2.0	2.7
Net reclassification adjustment for amortization to net periodic pension cost,
net of tax	3.3	3.6	4.9
Total unrealized changes in employee benefit plans	(23.3)	(1.4)	13.3
Total other comprehensive income, net of tax	$74.2	$89.5	$227.6